Other assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other assets
Energy well equipment, net	$ 9.3	$ 10.2
Right-of-use assets, net	2.5
Furniture and fixtures, net	0.4	0.5
Debt issue costs	1.9
Other assets	$ 14.1	$ 10.7